BUSINESS COMBINATION	6 Months Ended
Jun. 30, 2024
Youlife International Holdings Inc [Member]
Business Acquisition [Line Items]
BUSINESS COMBINATION

13. BUSINESS COMBINATION

2024 Acquisitions

On January 4, 2024, the Group acquired Ankang Jiren Human Resources Service Co., Ltd., Hetian Tiankun Landing Human Resources Service Co., Ltd. and Shangluo Hesheng Human Resources Co., Ltd. with total cash consideration of RMB 12,575, fully paid in 2024. The companies mentioned above were engaged in labor dispatch services.

The following table summarizes the purchase price allocation for the 2024 acquisition:

	Ankang Jiren Human Resources Service Co., Ltd.	Hetian Tiankun Landing Human Resources Service Co., Ltd.	Shangluo Hesheng Human Resources Co., Ltd.	2024 Acquisitions
	2024	2024	2024	2024
	RMB	RMB	RMB	RMB
Purchase consideration	3,048	3,107	6,419	12,574
Less:
Cash	257	615	2,068	2,940
Accounts receivable	2,149	1,510	2,187	5,846
Prepayments and other current assets	11,530	670	8,039	20,239
Property and equipment, net	-	-	3	3
Accounts payable	(2,588)	10	(2,789)	(5,367)
Other liabilities	(8,300)	302	(3,089)	(11,087)
Goodwill	-	-	-	-

The purchase price allocation for the acquisitions was based on a valuation determined by the Group with the assistance of an independent third-party valuation firm. No goodwill is recognized as the consideration is based on the net assets and no purchase price allocation for the acquisitions were determined.

The operating results of the acquired companies were included in the consolidated statement of comprehensive loss from the acquisition date. Pro forma results of operations were not presented because the effect of the acquisition was not material to the Group’s consolidated financial statements.